OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ASSETS, NET
Schedule of detailed information about other assets

As of December 31, 2020 and 2019 the Bank’s other assets, net consist of:

Other Assets	December 31, 2020	December 31, 2019
In millions of COP
Tax advance(1)	1,205,870	838,721
Other receivables(2)	891,811	934,979
Marketable and non-marketable for sale assets(3)	856,527	704,982
Prepaid expenses	376,608	365,143
Assets pledged as collateral	295,260	334,190
Receivables related to abandoned accounts(4)	276,087	206,027
Accounts receivable from contracts with customers(5)	177,991	203,198
Balance in credit card clearing house	163,813	111,905
Receivable Sales of goods and service	93,417	74,830
Operating leases	80,056	74,938
Taxes receivable	49,069	38,001
Commission for letters of credit	24,702	25,607
Debtors	15,723	9,162
Interbank Borrowings not classified as cash equivalents(6)	-	51,701
Others	213,828	265,237
Total other assets	4,720,762	4,238,621
Allowance others	(1,560)	(1,372)
Total other assets, net	4,719,202	4,237,249
(1)	Tax credit balance obtained during 2020 and 2019, the balance corresponding to 2020 will be settled in the income tax return to be filed in April 2021.
(2)

As of December 31, 2020, corresponds to other account receivables are mainly comprised by factoring importations, bank acceptances, reconciling entries from correspondent banks, tax receivables from DIAN, derivative receivables,debt securities and spot transactions, TIP interests, FRECH interest subsidized by the government among other.

(3)	The increase is mainly due to the reclassification of assets held for sale and an increase in the non-refundable assets received in payment
(4)

The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).

(5)	See Note 25.3 Fees and commissions.
(6)	At the end of 2020, there were no repos or interbank borrowings with maturities of more than 90 days.